Income Taxes (Significant Components of Deferred Tax Assets and Liabilities) (Details) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Deferred Tax Assets
Allowance for credit losses	¥ 887,531	¥ 902,282
Operating loss carryforwards	259,183	518,948
Loans	2,785	12,746
Accrued liabilities and other	438,045	397,255
Premises and equipment, including sale-and-leaseback transactions	126,905	128,158
Derivative financial instruments	67,312	28,861
Investment securities (including trading account assets at fair value under fair value option)	212,511	82,470
Accrued severance indemnities and pension plans	169,349	100,804
Valuation allowance	(726,774)	(641,619)
Total deferred tax assets	1,436,847	1,529,905
Deferred Tax Liabilities
Intangible assets	164,291	212,845
Lease transactions	51,239	50,611
Other	57,749	55,055
Total deferred tax liabilities	273,279	318,511
Net deferred tax assets	¥ 1,163,568	¥ 1,211,394